WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.8% (a)
Communication Services - 4.7%
Activision Blizzard, Inc.	4,339	$322,561
Alphabet, Inc. - Class A (b)	19,285	1,844,610
Alphabet, Inc. - Class C (b)	3,080	296,142
Comcast Corp. - Class A	30,688	900,079
Electronic Arts, Inc.	2,264	261,968
Liberty Broadband Corp. - Class A (b)	2,360	176,056
Liberty Media Corp-Liberty SiriusXM - Class C (b)	1,510	56,942
Meta Platforms, Inc. - Class A (b)	3,700	502,016
News Corp. - Class A	28,413	429,320
News Corp. - Class B	8,530	131,533
Nexstar Media Group, Inc.	490	81,757
Omnicom Group, Inc.	3,457	218,102
Paramount Global - Class B	12,100	230,384
Pinterest, Inc. - Class A (b)	4,520	105,316
Playtika Holding Corp. (b)(c)	3,210	30,142
Take-Two Interactive Software, Inc. (b)	1,152	125,568
The Walt Disney Co. (b)	2,040	192,433
Twitter, Inc. (b)	2,530	110,915
Verizon Communications, Inc.	7,463	283,370
Vodafone Group PLC - ADR	41,585	471,158
Warner Bros Discovery, Inc. (b)	65,304	750,996
		7,521,368
Consumer Discretionary - 3.8%
Adient PLC (b)	5,865	162,754
Amazon.com, Inc. (b)	4,340	490,420
Aptiv PLC (b)	3,800	297,198
AutoNation, Inc. (b)	1,150	117,150
Booking Holdings, Inc. (b)	203	333,572
Brunswick Corp.	400	26,180
Dollar General Corp.	196	47,012
DoorDash, Inc. - Class A (b)	1,570	77,636
General Motors Co.	34,684	1,113,010
H&R Block, Inc.	2,430	103,372
Harley-Davidson, Inc.	8,777	306,142
Lennar Corp. - Class A	780	58,149
Lennar Corp. - Class B	300	17,853
Lowe's Cos., Inc.	770	144,614
LVMH Moet Hennessy Louis Vuitton SE	566	338,593
Macy's, Inc.	5,000	78,350
Magna International, Inc.	16,092	763,083
McDonald's Corp.	299	68,991
NIKE, Inc. - Class B	5,006	416,099
Rivian Automotive, Inc. - Class A (b)(c)	960	31,594
Tapestry, Inc.	2,709	77,017
The Goodyear Tire & Rubber Co. (b)	12,839	129,545
The Home Depot, Inc.	1,230	339,406
Toll Brothers, Inc.	8,315	349,230
Travel + Leisure Co.	570	19,448
Wyndham Hotels & Resorts, Inc.	1,120	68,712
		5,975,130
Consumer Staples - 5.4%
Altria Group, Inc.	4,720	190,594
Archer-Daniels-Midland Co.	400	32,180
Brown-Forman Corp - Class A	1,570	106,069
Brown-Forman Corp - Class B	4,030	268,277
Campbell Soup Co.	520	24,502
Colgate-Palmolive Co.	22,649	1,591,092
Constellation Brands, Inc. - Class A	100	22,968
Costco Wholesale Corp.	2,142	1,011,602
Coty, Inc. - Class A (b)	14,820	93,662
Darling Ingredients, Inc. (b)	2,750	181,913
Diageo PLC	8,397	356,040
General Mills, Inc.	4,670	357,769
Kellogg Co.	1,720	119,815
Mondelez International, Inc. - Class A	4,475	245,364
Olaplex Holdings, Inc. (b)	2,040	19,482
PepsiCo, Inc.	365	59,590
Performance Food Group Co. (b)	530	22,764
Pernod Ricard SA	1,709	316,305
Philip Morris International, Inc.	4,943	410,318
The Coca-Cola Co.	6,763	378,863
The Estee Lauder Cos., Inc. - Class A	1,906	411,505
The Hershey Co.	350	77,165
The Kroger Co.	1,900	83,125
The Procter & Gamble Co.	6,589	831,861
Tyson Foods, Inc. - Class A	3,056	201,482
Unilever PLC - ADR	17,215	754,706
Walmart, Inc.	3,895	505,182
		8,674,195
Energy - 6.5%
Antero Midstream Corp.	14,560	133,661
APA Corp.	25,364	867,195
Baker Hughes Co.	8,495	178,055
Cenovus Energy, Inc.	16,405	252,145
Chevron Corp.	7,512	1,079,249
ConocoPhillips	4,920	503,513
Diamondback Energy, Inc.	250	30,115
DT Midstream, Inc.	7,637	396,284
Equitrans Midstream Corp.	7,020	52,510
Exxon Mobil Corp.	15,237	1,330,342
Halliburton Co.	18,740	461,379
Hess Corp.	4,625	504,079
HF Sinclair Corp.	4,118	221,713
Kinder Morgan, Inc.	15,230	253,427
Marathon Oil Corp.	29,802	672,929
Marathon Petroleum Corp.	3,360	333,749
Murphy Oil Corp.	11,230	394,959
NOV, Inc.	40,895	661,681
ONEOK, Inc.	810	41,504
Ovintiv, Inc.	8,370	385,020
PDC Energy, Inc.	1,630	94,198
Phillips 66	3,400	274,448
Schlumberger NV	5,450	195,655
Shell PLC - ADR	15,412	766,901
Targa Resources Corp.	3,368	203,225
Valero Energy Corp.	370	39,535
		10,327,471
Financials - 17.1%
American Express Co.	2,840	383,144
American International Group, Inc.	34,569	1,641,336
Aon PLC - Class A	3,352	897,900
Arch Capital Group Ltd. (b)	10,522	479,172
Arthur J Gallagher & Co.	4,007	686,079
Assurant, Inc.	505	73,361
Axis Capital Holdings Ltd.	2,500	122,875
Bank of America Corp.	16,054	484,831
Berkshire Hathaway, Inc. - Class B (b)	5,777	1,542,575
BlackRock, Inc.	57	31,366
Capital One Financial Corp.	2,300	211,991
Cboe Global Markets, Inc.	2,625	308,096
Chubb Ltd.	3,312	602,387
Citigroup, Inc.	47,266	1,969,574
Citizens Financial Group, Inc.	19,315	663,663
CME Group, Inc.	3,778	669,197
Comerica, Inc.	390	27,729
Corebridge Financial, Inc. (b)	11,600	228,404
Credit Suisse Group AG - ADR	56,657	222,095
Cullen/Frost Bankers, Inc.	3,730	493,181
East West Bancorp, Inc.	2,590	173,893
Equitable Holdings, Inc.	8,111	213,725
Everest Re Group Ltd.	902	236,721
Fidelity National Financial, Inc.	6,510	235,662
First Citizens BancShares, Inc. - Class A	434	346,085
First Hawaiian, Inc.	2,560	63,053
First Republic Bank	250	32,637
FNB Corp.	2,570	29,812
Globe Life, Inc.	2,060	205,382
Interactive Brokers Group, Inc. - Class A	4,386	280,309
JPMorgan Chase & Co.	6,537	683,116
Loews Corp.	1,940	96,690
Markel Corp. (b)	251	272,139
Marsh & Mclennan Cos., Inc.	4,224	630,601
MGIC Investment Corp.	20,410	261,656
Moody's Corp.	3,543	861,339
Nasdaq, Inc.	5,044	285,894
New York Community Bancorp, Inc.	2,690	22,946
Northern Trust Corp.	3,376	288,851
Old Republic International Corp.	3,250	68,023
PacWest Bancorp	2,670	60,342
Pinnacle Financial Partners, Inc.	730	59,203
Popular, Inc.	1,955	140,877
Prosperity Bancshares, Inc.	2,120	141,362
Reinsurance Group of America, Inc.	540	67,937
S&P Global, Inc.	2,247	686,121
SLM Corp.	3,778	52,854
State Street Corp.	12,846	781,165
Stifel Financial Corp.	4,960	257,474
Synchrony Financial	4,530	127,701
Synovus Financial Corp.	1,600	60,016
The Allstate Corp.	1,670	207,965
The Bank of New York Mellon Corp.	23,197	893,548
The Charles Schwab Corp.	18,194	1,307,603
The Goldman Sachs Group, Inc.	3,715	1,088,681
The Hartford Financial Services Group, Inc.	11,347	702,833
The Progressive Corp.	1,630	189,422
The Travelers Cos., Inc.	1,410	216,012
Truist Financial Corp.	8,460	368,348
Umpqua Holdings Corp.	3,380	57,764
Unum Group	6,800	263,840
US Bancorp	2,003	80,761
Voya Financial, Inc.	1,020	61,710
W R Berkley Corp.	3,182	205,494
Wells Fargo & Co.	43,411	1,745,990
Willis Towers Watson PLC	1,112	223,445
Wintrust Financial Corp.	2,390	194,905
		27,270,863
Health Care - 10.4%
Abbott Laboratories	990	95,792
Acadia Healthcare Co., Inc. (b)	310	24,236
Agilent Technologies, Inc.	8,578	1,042,656
agilon health, Inc. (b)	4,528	106,046
Amgen, Inc.	990	223,146
Becton Dickinson and Co.	360	80,219
Biogen, Inc. (b)	1,190	317,730
Bio-Techne Corp.	506	143,704
Boston Scientific Corp. (b)	700	27,111
Bristol-Myers Squibb Co.	7,721	548,886
Bruker Corp.	12,876	683,201
Centene Corp. (b)	7,312	568,947
Chemed Corp.	300	130,968
Cigna Corp.	1,780	493,897
CVS Health Corp.	11,349	1,082,354
Danaher Corp.	2,749	710,039
Doximity, Inc. - Class A (b)	3,780	114,232
Elevance Health, Inc.	3,035	1,378,618
Encompass Health Corp.	2,200	99,506
Enhabit, Inc. (b)	1,100	15,444
Envista Holdings Corp. (b)	10,700	351,067
Exelixis, Inc. (b)	5,970	93,610
Gilead Sciences, Inc.	3,740	230,721
GSK PLC - ADR	6,731	198,093
HCA Healthcare, Inc.	2,794	513,509
Humana, Inc.	875	424,541
ICON PLC (b)	1,804	331,539
IQVIA Holdings, Inc. (b)	623	112,850
Johnson & Johnson	8,424	1,376,145
Laboratory Corp. of America Holdings	759	155,451
Maravai LifeSciences Holdings, Inc. - Class A (b)	8,107	206,972
Masimo Corp. (b)	920	129,867
Medtronic PLC	6,716	542,317
Merck & Co., Inc.	2,904	250,092
Moderna, Inc. (b)	930	109,972
Molina Healthcare, Inc. (b)	440	145,130
Organon & Co.	1,705	39,897
Perrigo Co. PLC	4,920	175,447
Pfizer, Inc.	18,543	811,442
Premier, Inc. - Class A	4,950	168,003
Quest Diagnostics, Inc.	525	64,412
QuidelOrtho Corp. (b)	460	32,881
Royalty Pharma PLC - Class A	4,045	162,528
Sanofi - ADR	5,985	227,550
Signify Health, Inc. - Class A (b)	1,700	49,555
Thermo Fisher Scientific, Inc.	474	240,408
United Therapeutics Corp. (b)	730	152,847
UnitedHealth Group, Inc.	2,050	1,035,332
Vertex Pharmaceuticals, Inc. (b)	210	60,803
Waters Corp. (b)	240	64,687
Zimmer Biomet Holdings, Inc.	2,649	276,953
		16,621,353
Industrials - 11.9%
3M Co.	1,052	116,246
A O Smith Corp.	1,030	50,037
Air Lease Corp.	1,180	36,592
Allegion PLC	770	69,054
Allison Transmission Holdings, Inc.	2,850	96,216
Carlisle Cos., Inc.	340	95,339
Cintas Corp.	200	77,638
CNH Industrial NV	46,230	516,389
Core & Main, Inc. - Class A (b)	2,180	49,573
Crane Holdings Co.	400	35,016
CSX Corp.	800	21,312
Cummins, Inc.	2,811	572,067
Emerson Electric Co.	2,240	164,013
Equifax, Inc.	3,159	541,547
Expeditors International of Washington, Inc.	450	39,740
Fastenal Co.	7,420	341,617
FedEx Corp.	5,885	873,746
Ferguson PLC	3,232	332,670
Fluor Corp. (b)	6,116	152,227
Fortive Corp.	855	49,847
General Dynamics Corp.	237	50,284
General Electric Co.	35,676	2,208,701
Graco, Inc.	7,053	422,827
Honeywell International, Inc.	4,779	797,950
IDEX Corp.	3,604	720,259
Illinois Tool Works, Inc.	1,070	193,296
Ingersoll Rand, Inc.	7,947	343,787
Johnson Controls International PLC	9,838	484,226
Knight-Swift Transportation Holdings, Inc.	770	37,676
Masco Corp.	190	8,871
MSA Safety, Inc.	2,172	237,356
Nordson Corp.	2,645	561,454
Norfolk Southern Corp.	1,259	263,949
nVent Electric PLC	760	24,024
Otis Worldwide Corp.	19,328	1,233,126
Owens Corning	1,410	110,840
PACCAR, Inc.	5,434	454,772
Pentair PLC	4,071	165,405
Raytheon Technologies Corp.	7,250	593,485
RBC Bearings, Inc. (b)	1,361	282,829
Regal Rexnord Corp.	1,549	217,418
Republic Services, Inc.	325	44,213
Robert Half International, Inc.	1,570	120,105
Rockwell Automation, Inc.	3,608	776,117
Ryder System, Inc.	2,690	203,068
Schneider National, Inc. - Class B	10,290	208,887
Simpson Manufacturing Co., Inc.	2,293	179,771
Tetra Tech, Inc.	941	120,947
The Boeing Co. (b)	3,500	423,780
Trane Technologies PLC	3,091	447,608
TransUnion	4,349	258,722
Union Pacific Corp.	777	151,375
United Parcel Service, Inc. - Class B	710	114,693
United Rentals, Inc. (b)	640	172,877
Univar Solutions, Inc. (b)	2,480	56,395
Verisk Analytics, Inc.	2,723	464,353
Waste Management, Inc.	1,450	232,305
Watsco, Inc.	2,091	538,349
Watts Water Technologies, Inc. - Class A	6,394	803,918
		18,960,904
Information Technology - 15.0%
Accenture PLC - Class A	3,679	946,607
Adobe, Inc. (b)	1,729	475,821
Affirm Holdings, Inc. (b)	2,680	50,277
Altair Engineering, Inc. - Class A (b)	5,101	225,566
Amdocs Ltd.	1,300	103,285
Analog Devices, Inc.	6,988	973,708
ANSYS, Inc. (b)	2,769	613,887
Applied Materials, Inc.	3,397	278,316
Arrow Electronics, Inc. (b)	203	18,715
Autodesk, Inc. (b)	2,367	442,156
Automatic Data Processing, Inc.	970	219,404
Avnet, Inc.	4,180	150,982
Bill.com Holdings, Inc. (b)	1,070	141,636
Block, Inc. (b)	1,100	60,489
Cadence Design Systems, Inc. (b)	7,205	1,177,513
Ceridian HCM Holding, Inc. (b)	440	24,587
Cisco Systems, Inc.	16,800	672,000
Cognizant Technology Solutions Corp. - Class A	12,526	719,493
Concentrix Corp.	1,285	143,445
Corning, Inc.	14,551	422,270
DoubleVerify Holdings, Inc. (b)	5,930	162,185
F5, Inc. (b)	7,618	1,102,553
First Solar, Inc. (b)	360	47,617
Fiserv, Inc. (b)	2,700	252,639
FleetCor Technologies, Inc. (b)	176	31,006
Genpact Ltd.	688	30,114
Jabil, Inc.	6,220	358,956
KLA Corp.	1,065	322,301
Lam Research Corp.	897	328,302
LiveRamp Holdings, Inc. (b)	2,655	48,215
Manhattan Associates, Inc. (b)	2,277	302,909
Marvell Technology, Inc.	860	36,903
Mastercard, Inc. - Class A	2,869	815,771
Microchip Technology, Inc.	3,760	229,473
Micron Technology, Inc.	18,483	925,998
Microsoft Corp.	12,534	2,919,169
Motorola Solutions, Inc.	1,014	227,106
NortonLifeLock, Inc.	6,130	123,458
Novanta, Inc. (b)	1,477	170,815
Oracle Corp.	22,547	1,376,945
Paychex, Inc.	136	15,261
PayPal Holdings, Inc. (b)	2,210	190,215
Power Integrations, Inc.	1,372	88,247
PTC, Inc. (b)	1,771	185,247
QUALCOMM, Inc.	440	49,711
Salesforce, Inc. (b)	7,774	1,118,212
Semtech Corp. (b)	1,434	42,174
SentinelOne, Inc. - Class A (b) (b)	2,400	61,344
Silicon Laboratories, Inc. (b)	2,177	268,729
Snowflake, Inc. - Class A (b)	240	40,790
StoneCo Ltd. - Class A (b)	4,710	44,886
Synopsys, Inc. (b)	2,607	796,465
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,267	292,545
TE Connectivity Ltd.	5,849	645,496
Telefonaktiebolaget LM Ericsson - ADR	72,752	417,596
Texas Instruments, Inc.	3,665	567,269
VeriSign, Inc. (b)	29	5,037
Workday, Inc. - Class A (b)	9,206	1,401,337
		23,903,153
Materials - 3.5%
Ashland, Inc.	3,340	317,200
Corteva, Inc.	4,874	278,549
Eagle Materials, Inc.	2,570	275,453
Franco-Nevada Corp.	5,153	615,517
International Paper Co.	5,335	169,119
Linde PLC	28	7,549
Martin Marietta Materials, Inc.	1,906	613,904
NewMarket Corp.	524	157,635
Olin Corp.	11,800	505,984
Royal Gold, Inc.	4,502	422,378
RPM International, Inc.	2,713	226,020
Sealed Air Corp.	3,096	137,803
Silgan Holdings, Inc.	1,620	68,105
Sonoco Products Co.	1,540	87,364
The Chemours Co.	2,070	51,025
The Sherwin-Williams Co.	1,934	395,986
United States Steel Corp.	3,850	69,762
Vulcan Materials Co.	5,966	940,898
Wheaton Precious Metals Corp.	8,751	283,369
		5,623,620
Real Estate - 1.6%
Apartment Income REIT Corp.	5,050	195,031
AvalonBay Communities, Inc.	234	43,100
Camden Property Trust	1,200	143,340
CBRE Group, Inc. - Class A (b)	3,557	240,133
Douglas Emmett, Inc.	1,990	35,681
EPR Properties	6,720	240,979
Equity Residential	1,140	76,631
Extra Space Storage, Inc.	470	81,174
Highwoods Properties, Inc.	1,960	52,842
Jones Lang LaSalle, Inc. (b)	540	81,578
Lamar Advertising Co. - Class A	180	14,848
Mid-America Apartment Communities, Inc.	1,030	159,722
National Retail Properties, Inc.	1,660	66,168
Public Storage	679	198,818
Rayonier. Inc.	6,447	193,216
SBA Communications Corp.	1,020	290,343
Spirit Realty Capital, Inc.	2,350	84,976
STORE Capital Corp.	3,750	117,487
Ventas, Inc.	5,180	208,081
		2,524,148
Utilities - 1.9%
American Electric Power Co., Inc.	980	84,721
American Water Works Co., Inc.	680	88,509
Dominion Energy, Inc.	1,720	118,869
Duke Energy Corp.	2,280	212,085
Evergy, Inc.	840	49,896
Exelon Corp.	1,156	43,304
FirstEnergy Corp.	2,230	82,510
Hawaiian Electric Industries, Inc.	740	25,648
National Fuel Gas Co.	6,330	389,611
NiSource, Inc.	3,220	81,112
NRG Energy, Inc.	3,610	138,155
PPL Corp.	45,203	1,145,896
Sempra Energy	270	40,484
The Southern Co.	2,061	140,148
UGI Corp.	9,920	320,714
Vistra Corp.	2,580	54,180
Xcel Energy, Inc.	490	31,360
		3,047,202
Total Common Stocks (Cost $137,846,722)		130,449,407

U.S. TREASURY OBLIGATIONS - 0.5%	Par Value
U.S. Treasury Notes - 0.5%
0.125%, due 05/31/23	$ 13,800	13,440
0.250%, due 09/30/23	16,000	15,365
1.625%, due 10/31/23	44,100	42,853
0.250%, due 06/15/24	147,000	137,261
0.750%, due 11/15/24	29,000	26,938
3.000%, due 07/15/25	44,000	42,529
3.500%, due 09/15/25	30,000	29,391
0.875%, due 09/30/26	177,000	155,732
1.250%, due 11/30/26	265,000	235,809
1.500%, due 01/31/27	29,100	26,090
2.750%, due 04/30/27	1,000	944
3.250%, due 06/30/27	1,500	1,446
3.125%, due 08/31/27	67,900	65,141
1.250%, due 09/30/28	2,000	1,702
1.125%, due 02/15/31 (c)	8,000	6,480
2.750%, due 08/15/32	13,000	11,891
Total U.S. Treasury Obligations (Cost $882,570)		813,012

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.691%, due 03/25/30 (d)	289,843	28,263
Series K-1501, 0.382%, due 04/25/30 (d)	1,625,091	34,464
Series K-110, 1.697%, due 04/25/30 (d)	299,000	28,949
Series K-118, 0.959%, due 09/25/30 (d)	597,704	34,329
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $110,166)		126,005

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 5.275%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (e)(f)	74,504	70,854
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(e)	272,616	210,979
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (SOFR 30 Day Average + 1.700%) (e)	370,511	351,756
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 4.970%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (e)(f)	110,000	108,838
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (e)	120,000	111,751
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (e)	90,000	86,858
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(e)	35,828	32,056
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(e)	64,693	57,901
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(e)	11,618	11,112
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(e)	63,380	58,363
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(e)	46,359	40,991
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(e)	172,415	133,595
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(e)	39,928	36,568
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.087%, due 07/17/45 (d)	105,000	102,967
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/07/44 (d)(e)	225,000	168,096
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.889%, due 11/18/49 (d)	100,000	86,574
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51 (d)(e)	400,000	266,562
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51 (d)(e)	100,000	59,524
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(e)	35,516	31,161
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 5.336%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (e)(f)	250,000	240,602
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (d)	48,308	41,998
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(e)	2,383	2,352
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(e)	100,000	70,183
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(e)	250,000	166,407
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/17/41 (e)	140,000	111,704
Verus Securitization Trust 2021-3
Series 2021-3, 1.046%, due 06/25/66 (e)	181,154	152,206
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(e)	66,300	56,451
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47(d)	120,000	113,023
Total Non-Agency Mortgage-Backed Obligations (Cost $3,606,937)		2,981,432

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.299%, due 07/17/54 (d)	993,336	77,409
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.709%, due 08/15/53 (d)	458,317	33,194
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $139,996)		110,603

ASSET-BACKED SECURITIES - 1.7%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	51,907	46,020
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	23,002	20,010
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	91,836
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (e)	90,833	80,768
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (e)	93,813	80,286
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)	63,827	62,743
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	114,837	113,433
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	125,028	102,969
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)	115,386	108,047
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (e)	100,000	94,276
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)	59,920	50,640
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (e)	69,000	63,039
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (e)	48,705	43,086
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (e)	100,000	92,104
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (e)	100,000	93,609
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (e)	100,000	91,263
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25	91,396	90,651
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26	107,017	105,717
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,524
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (e)	136,629	121,239
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)	7,213	7,201
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30 (e)	250,000	232,162
Sofi Professional Loan Program 2017-C LLC
Series A-1, 4.186%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (e)(f)	33,457	33,255
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)	42,085	41,065
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47 (e)	114,974	99,462
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)	125,000	124,738
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)	137,828	112,181
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (e)	100,000	93,839
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (e)	150,000	148,842
Westlake Automobile Receivables Trust 2022-2
Series B, 4.310%, due 09/15/27 (e)	200,000	194,054
Total Asset-Backed Securities (Cost $2,957,487)		2,736,059

COLLATERALIZED LOAN OBLIGATIONS - 2.3%
Aimco CLO 11 Ltd.
Series 2020-11R, 5.209%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (e)(f)	500,000	476,867
Apidos CLO XXIII
Series XXIII, 5.299%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (e)(f)	250,000	242,776
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 5.475%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (e)(f)	250,000	235,544
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 5.725%, due 08/15/34 (1 Month U.S. LIBOR + 1.850%) (e)(f)(h)	225,000	209,873
Benefit Street Partners CLO XIX Ltd.
Series A, 5.429%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (e)(f)	250,000	240,938
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 5.219%, due 04/15/34 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	242,365
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 5.875%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (e)(f)(h)	225,000	206,375
Madison Park Funding XXI Ltd.
Series FLT, 5.479%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (e)(f)	250,000	237,413
Marble Point CLO XIV Ltd.
Series FLT, 5.523%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (e)(f)	280,000	269,197
MF1 2021-FL6 Ltd.
Series 2021-FL6, 5.293%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (e)(f)(h)	225,000	209,405
MF1 2021-FL7 Ltd.
Series 2021-FL7, 5.493%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (e)(f)(h)	200,000	187,671
Octagon Investment Partners 48 Ltd.
Series A-R, 5.393%, due 10/20/34 (3 Month U.S. LIBOR + 1.150%) (e)(f)	250,000	238,556
OHA Credit Funding 3 Ltd.
Series A-R, 5.383%, due 07/02/35 (3 Month U.S. LIBOR + 1.140%) (e)(f)	250,000	240,600
OHA Loan Funding 2015-1 Ltd.
Series LTD, 5.377%, due 01/19/37 (3 Month U.S. LIBOR + 1.150%) (e)(f)	270,000	258,552
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 5.800%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%)(e)(f)	250,000	239,559
Total Collateralized Loan Obligations (Cost $3,923,009)		3,735,691

CORPORATE BONDS - 3.7%
Basic Materials - 0.0% (g)
Ecolab, Inc.
4.800%, due 03/24/30	33,000	32,239
Steel Dynamics, Inc.
1.650%, due 10/15/27	46,000	37,717
		69,956
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30	70,000	55,251
AT&T, Inc.
2.250%, due 02/01/32	92,000	69,587
Fox Corp.
3.050%, due 04/07/25	88,000	83,946
Meta Platforms, Inc.
3.500%, due 08/15/27 (e)	14,000	13,078
3.850%, due 08/15/32 (e)	26,000	22,868
The Walt Disney Co.
2.200%, due 01/13/28	28,000	24,326
T-Mobile USA, Inc.
2.250%, due 02/15/26	8,000	7,133
3.750%, due 04/15/27	28,000	25,884
Verizon Communications, Inc.
4.329%, due 09/21/28	36,000	33,811
2.355%, due 03/15/32	73,000	55,592
		391,476
Consumer, Cyclical - 0.1%
American Honda Finance Corp.
1.200%, due 07/08/25	38,000	34,398
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	87,000	80,655
Ross Stores, Inc.
4.600%, due 04/15/25	62,000	61,408
		176,461
Consumer, Non-cyclical - 0.5%
AbbVie, Inc.
3.800%, due 03/15/25	57,000	55,058
Altria Group, Inc.
3.400%, due 05/06/30	26,000	21,049
Amgen, Inc.
3.200%, due 11/02/27	53,000	48,608
BAT International Finance PLC
1.668%, due 03/25/26	58,000	50,036
CVS Health Corp.
3.875%, due 07/20/25	93,000	89,978
1.750%, due 08/21/30	72,000	54,891
Global Payments, Inc.
2.650%, due 02/15/25	43,000	40,108
HCA, Inc.
4.125%, due 06/15/29	44,000	38,940
Johnson & Johnson
0.950%, due 09/01/27	80,000	67,469
1.300%, due 09/01/30	80,000	63,569
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	9,000	8,861
PepsiCo, Inc.
2.625%, due 07/29/29	34,000	29,496
Royalty Pharma PLC
1.200%, due 09/02/25	29,000	25,602
1.750%, due 09/02/27	29,000	24,070
2.200%, due 09/02/30	51,000	38,807
Triton Container International Ltd
2.050%, due 04/15/26 (e)	86,000	73,335
		729,877
Energy - 0.2%
Enterprise Products Operating LLC
2.800%, due 01/31/30	46,000	38,299
Exxon Mobil Corp.
2.275%, due 08/16/26	42,000	38,329
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	37,000	36,813
MPLX LP
4.875%, due 12/01/24	38,000	37,602
2.650%, due 08/15/30	21,000	16,494
4.950%, due 09/01/32	14,000	12,723
Phillips 66
0.900%, due 02/15/24	37,000	35,026
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	36,000	34,605
		249,891
Financial - 1.6%
Aflac, Inc.
3.250%, due 03/17/25	60,000	59,958
American Express Co.
2.250%, due 03/04/25	46,000	43,162
American International Group, Inc.
3.900%, due 04/01/26	31,000	29,614
Assurant, Inc.
4.200%, due 09/27/23	27,000	26,919
Aviation Capital Group LLC
1.950%, due 09/20/26 (e)	73,000	59,153
Avolon Holdings Funding Ltd.
2.125%, due 02/21/26 (e)	144,000	120,960
Bank of America Corp.
4.125%, due 01/22/24	80,000	79,351
4.000%, due 01/22/25	39,000	37,701
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (f)	200,000	171,666
3.593%, due 07/21/28 (3 Month U.S. LIBOR + 1.370%) (f)	48,000	43,351
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (f)	72,000	57,246
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (e)	104,000	85,029
BNP Paribas SA
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%) (e)(f)	200,000	186,289
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (f)	70,000	64,790
Equinix, Inc.
1.250%, due 07/15/25	69,000	61,715
2.900%, due 11/18/26	54,000	48,449
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	65,000	62,723
JPMorgan Chase & Co.
3.875%, due 09/10/24	80,000	78,324
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (f)	136,000	114,940
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (f)	38,000	28,236
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (f)	80,000	61,983
Kite Realty Group LP
4.000%, due 10/01/26	41,000	38,001
Main Star Capital Corp.
3.000%, due 07/14/26	76,000	63,788
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	37,000	36,616
Morgan Stanley
4.274%, due 11/10/23 (SOFR Rate + 0.466%) (f)	72,000	71,432
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (f)	62,000	56,544
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (f)	93,000	85,168
4.679%, due 07/17/26 (SOFR Rate + 1.669%) (f)	47,000	45,741
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (f)	96,000	83,010
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (f)	64,000	54,432
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (f)	48,000	36,057
Realty Income Corp.
3.250%, due 01/15/31	92,000	78,775
Royal Bank of Canada
1.200%, due 04/27/26	50,000	43,522
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (e)	52,000	46,804
The Bank of Nova Scotia
2.700%, due 08/03/26	67,000	61,074
The Charles Schwab Corp.
3.300%, due 04/01/27	34,000	31,807
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (f)	50,000	44,633
US Bancorp
4.548%, due 07/22/28 (SOFR Rate + 1.660%) (f)	31,000	29,932
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (f)	80,000	74,607
2.164%, due 02/11/26 (3 Month U.S. LIBOR + 0.750%) (f)	18,000	16,587
		2,520,089
Industrial - 0.2%
3M Co.
2.000%, due 02/14/25	48,000	44,890
Amphenol Corp.
2.800%, due 02/15/30	51,000	42,713
Carrier Global Corp.
2.722%, due 02/15/30	103,000	85,113
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	50,000	48,539
Raytheon Technologies Corp.
3.200%, due 03/15/24	48,000	47,011
The Boeing Co.
4.875%, due 05/01/25	27,000	26,391
		294,657
Technology - 0.3%
Apple, Inc.
1.200%, due 02/08/28	60,000	50,194
Broadcom, Inc.
2.450%, due 02/15/31 (e)	32,000	24,044
DXC Technology Co.
1.800%, due 09/15/26	58,000	49,582
Fiserv, Inc.
3.850%, due 06/01/25	52,000	50,043
Intel Corp.
3.700%, due 07/29/25	32,000	31,140
Microsoft Corp.
2.400%, due 08/08/26	90,000	83,283
Oracle Corp.
2.950%, due 04/01/30	80,000	64,079
VMware, Inc.
1.000%, due 08/15/24	51,000	47,077
		399,442
Utilities - 0.3%
Ameren Illinois Co.
3.800%, due 05/15/28	50,000	46,879
Duke Energy Corp.
3.150%, due 08/15/27	94,000	85,043
4.300%, due 03/15/28	50,000	47,086
Entergy Corp.
0.900%, due 09/15/25	20,000	17,583
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27	94,000	90,949
Sierra Pacific Power Co.
2.600%, due 05/01/26	67,000	61,832
Southwestern Electric Power Co.
1.650%, due 03/15/26	60,000	52,987
The AES Corp.
1.375%, due 01/15/26	47,000	40,483
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25 (e)	78,000	74,492
		517,334
Total Corporate Bonds (Cost $6,154,114)		5,349,183

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.9%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	190,789	1,320,261
Voya High Yield Bond Fund - Class P	110,208	716,355
Voya Investment Grade Credit Fund - Class P	217,238	1,898,664
Voya Securitized Credit Fund - Class P	441,781	3,989,278
Total Affiliated Registered Investment Companies (Cost $9,329,014)		7,924,558

Total Investments at Value - 96.7% (Cost $164,950,015)		154,225,950
Other Assets in Excess of Liabilities - 3.3%		5,293,422
Net Assets - 100.0%		$159,519,372

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2022. The total fair value of securities on loan at September 30, 2022, was $67,586.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2022.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2022, the value of these investments was $9,146,512 or 5.7% of total net assets.

(f)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2022.
(g)	Represents less than 0.1%.
(h)	Illiquid security. The total value of such securities is $813,324 as of September 30, 2022, representing 0.5% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2022 (Unaudited)

					Value/
			Notional		Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount		Appreciation
2-Year U.S. Treasury Note Future	1	12/30/2022	$190,262		$3,208
5-Year U.S. Treasury Note Future	17	12/30/2022	1,553,303		63,244
10-Year U.S. Treasury Note Future	10	12/20/2022	956,794		55,755
U.S. Treasury Long Bond Future	8	12/20/2022	850,158		85,933
Ultra 10-Year U.S. Treasury Bond Future	13	12/20/2022	1,202,358		100,277
Ultra Long-Term U.S. Treasury Bond Future	7	12/20/2022	588,922		97,215
Total Futures Contracts Sold Short			$5,341,797	$	$ 405,632

The average monthly notional amount of futures contracts sold short for Large Company Value Portfolio during the nine months ended September 30, 2022 was $5,840,317.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2022 (Unaudited)

Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Depreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	14,891	$ 28,373,773	$ (4,040,391)
Total Return Swaps								$ (4,040,391)

The average monthly notional amount of total return swaps for Large Company Value Portfolio during the nine months ended September 30, 2022 was $37,036,853.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
September 30, 2022 (Unaudited)
Pay
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	Appreciation
Morgan Stanley Capital	CDX North American High Yield Index	Buy	5.000%	06/20/2027	Quarterly	285,823	6,471	712	7,183
Total Credit Default Swap Contracts							$ 6,471	$ 712	$ 7,183

The average monthly notional amount of credit default swaps for Large Company Value Portfolio during the nine months ended September 30, 2022 was $208,608.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$130,449,407	$-	$-	$130,449,407
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	813,012	-	813,012
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	126,005	-	126,005
Non-Agency Mortgage-Backed Obligations . .	-	2,981,432	-	2,981,432
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	110,603	-	110,603
Asset-Backed Securities . . . . . . . . . . . . . . . . .		2,736,059	-	2,736,059
Collateralized Loan Obligations . . . . . . . . . . . .	-	3,735,691	-	3,735,691
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	5,349,183	-	5,349,183
Affiliated Registered Investment Companies . .	7,924,558	-	-	7,924,558
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$138,373,965	$15,851,985	$-	$154,225,950

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$405,632	$-	$-	$405,632
Unrealized appreciation on swap contracts	-	7,183	-	7,183
Total Assets . . . . . . .	$405,632	$7,183	$-	$412,815

Liabilities
Unrealized depreciation on swap contracts	$-	$(4,040,391)	$-	$(4,040,391)
Total Liabilities. . . . . . . . .	$-	$(4,040,391)	$-	$(4,040,391)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the nine months ended September 30, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the nine months ended
September 30, 2022 and the value of such investments as of September 30, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of September 30, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$1,722,723	$57,802	$-	$-	$(460,264)	$1,320,261	$57,129	$-
Voya High Yield Bond Fund - Class P . .	1,610,581	54,682	(700,000)	(70,399)	(178,509)	716,355	51,756	-
Voya Investment Grade Credit Fund - Class P . .	2,083,715	749,320	(400,000)	(89,894)	(444,477)	1,898,664	51,851	-
Voya Securitized Credit Fund - Class P . .	6,763,832	148,688	(2,500,000)	(66,216)	(357,026)	3,989,278	144,361	-
	$12,180,851	$1,010,492	$(3,600,000)	$(226,509)	$(1,440,276)	$7,924,558	$305,097	$-